Document and Entity Information	Sep. 30, 2022
Risk/Return:
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Registrant CIK	0000356682
SEC Form	497
Period end date	Sep. 30, 2022
Investment Company Type	N-1A
Amendment Flag	false